Loans and Borrowings - Summary of Other Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Other borrowings	€ 24,999	€ 26,138
Other current loans and borrowings	4,665	1,773
Other non-current loans and borrowings	20,334	24,365
Refundable And Conditional Advances [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	3,229	3,229
Other current loans and borrowings	0	0
Other non-current loans and borrowings		3,229
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	15,196	15,824
Other current loans and borrowings	3,619	667
Other non-current loans and borrowings	11,578	15,156
Obligations Under Leases [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	6,559	7,069
Other current loans and borrowings	1,032	1,089
Other non-current loans and borrowings	5,527	5,980
Accrued Interests [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	14	16
Other current loans and borrowings	14	16
Other non-current loans and borrowings	0	0
Other Financial Loans And Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	0	0
Other current loans and borrowings	0	0
Other non-current loans and borrowings	€ 0	€ 0